UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
               Washington, D.C.  20549

			Form 13F

		 FORM 13F COVER PAGE

Report for the calendar Year or Quarter Ended:	September 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ]is a restatement.
				  [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 Llenroc Capital LLC
Address: 781 Lincoln Avenue, Suite 340
         San Rafael, CA 94901



Form 13F File Number:	28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    David S. Post
Title:   Principal Managing Director
Phone:   415-785-3670
Signature, Place, and Date of Signing:

David S. Post	San Rafael, California November 5, 2012


Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE.

[  ] 	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

			  FORM 13F SUMMARY PAGE


Report summary:


Number of other Included Managers:
Form 13F Information Table Entry Total: 28
Form 13F Information Table Value Total: $184,824



List of other Included Managers:

NO.	Form 13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR LEASE CORP CL A            COM              00912x302     4961   243175 SH       Sole                    16600            226575
ANHEUSER-BUSCH INBEV ADREAH RE COM              03524a108    14244   165800 SH       Sole                                     165800
BERKSHIRE HATHAWAY INCDEL CL A COM              084670108     1592       12 SH       Sole                                         12
BROWN FORMAN INC CL B          COM              115637209    12305   188575 SH       Sole                                     188575
CENOVUS ENERGY INC             COM              15135u109    12795   367155 SH       Sole                     5200            361955
CH ROBINSON WORLDWIDE INC      COM              12541w209     7883   134571 SH       Sole                     6400            128171
CME GROUP INC                  COM              12572q105     8036   140275 SH       Sole                     7000            133275
DENTSPLY INTL INC              COM              249030107     7922   207700 SH       Sole                                     207700
EXPEDITORS INTL WASH INC       COM              302130109      583    16038 SH       Sole                     3400             12638
FIRST AMERICAN FINANCIAL       COM              31847r102    12968   598450 SH       Sole                                     598450
FOREST LABS INC CL A           COM              345838106     1214    34105 SH       Sole                     7150             26955
GENTEX CORP                    COM              371901109     5389   317200 SH       Sole                                     317200
GOLDMAN SACHS GROUP INC        COM              38141g104     7997    70350 SH       Sole                                      70350
GRACO INC                      COM              384109104    13103   260600 SH       Sole                                     260600
INTEL CORP                     COM              458140100    10523   464500 SH       Sole                                     464500
INTUIT INC                     COM              461202103     2071    35175 SH       Sole                     6950             28225
MASTERCARD IN CLASS A          COM              57636q104     2111     4675 SH       Sole                      900              3775
MCMORAN EXPLORATION CO         COM              582411104     3577   304400 SH       Sole                                     304400
OCCIDENTAL PETROLEUM           COM              674599105      310     3600 SH       Sole                                       3600
PAYCHEX INC                    COM              704326107     2687    80700 SH       Sole                                      80700
PRICELINE COM INC              COM              741503403     1634     2639 SH       Sole                      550              2089
QUALCOMM INC                   COM              747525103     2340    37460 SH       Sole                     7200             30260
ROCKWELL COLLINS INC           COM              774341101    11519   214753 SH       Sole                                     214753
ROLLINS INCORPORATED           COM              775711104     8945   382425 SH       Sole                                     382425
TECHNE CORP COM                COM              878377100    11286   156878 SH       Sole                     3300            153578
VERISK ANALYTICS INC CL A      COM              92345y106    14680   308345 SH       Sole                    10900            297445
YAHOO! INC                     COM              984332106     1745   109245 SH       Sole                    23000             86245
ZYNGA INC CL A                 COM              98986t108      403   142000 SH       Sole                    30000            112000